Private Placement (Details) - GOOD WORKS ACQUISITION CORP. [Member] - USD ($)		6 Months Ended
	Oct. 22, 2020	Jun. 30, 2021	Dec. 31, 2020
Private Placement (Details) [Line Items]
Aggregate purchase price			$ 2,280,000
Unit price			$ 10.00
Warrant, Description	Each Private Unit consists of one share of common stock (“Private Share”) and one-half of one warrant (“Private Warrant”).	Each whole Private Warrant is exercisable to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment.	The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination or (b) 12 months from the closing of the Public Offering.
Private Placement [Member]
Private Placement (Details) [Line Items]
Number of units sold	228,000
Private Unit price per unit	$ 11.50	$ 11.50	$ 11.50
Aggregate purchase price	$ 2,280,000
Unit price	$ 10.00